Intrepid Income Fund (Prospectus Summary) | Intrepid Income Fund
Intrepid Income Fund
Investment Objective:
The Intrepid Income Fund (the "Fund") seeks high current

income and capital appreciation.

Fees and Expenses of the Fund:
This table describes the fees and expenses that

you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Intrepid Income Fund (USD $)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Intrepid Income Fund		Investor Class	Institutional Class
Management Fees		0.75%	0.75%
Distributions and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.32%	0.33%
Total Annual Fund Operating Expenses		1.32%	1.08%
Fee Waiver and/or Expense Reimbursement	[2]	(0.16%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	1.16%	0.91%
[1]	"Other Expenses" includes Acquired Fund Fees and Expenses ("AFFE"), which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund in the table above differ from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the statutory prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	The Adviser contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses) do not exceed 1.15% of the Fund's average daily net assets for the Investor Class shares of the Fund, and do not exceed 0.90% of the average daily net assets for the Institutional Class shares. This agreement will continue in effect until January 31, 2013, with successive renewal terms of one year unless terminated by the Board of Trustees prior to any such renewal. The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses) do not exceed 1.15% of average daily net assets for the Investor Class and do not exceed 0.90% of average daily net assets for the Institutional Class in the year of reimbursement. "Other Expenses" are presented before any waivers or expense reimbursements.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Intrepid Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class	118	403	708	1,576
Institutional Class	93	327	579	1,302

Portfolio Turnover
The Fund pays transaction costs, such as commissions when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies:
The Fund primarily invests (up to 100% of its

net assets) in high yield securities (also known as "junk bonds"). High yield securities typically pay high current interest. They also offer the potential for capital appreciation when purchased at a discount to par value or when favorable company-specific events occur or changes in interest rates increase the price in the short-term. The Fund's investments in high yield securities will not be limited in duration, but typically will be in securities having a duration of two to six years at the time of purchase. Duration is a measure of a debt security's price sensitivity taking in to account a debt security's cash flows over time. For example, a security with a duration of five would likely drop five percent in value if interest rates rose one percentage point. The

Fund's investments in high yield securities will not be limited in credit rating, but typically will be in securities rated below investment grade by a nationally recognized statistical rating agency. The Fund believes that these securities may be attractively priced relative to their risk because many institutional investors do not purchase less than investment grade debt securities. When the spread between the interest rates earned on high yield securities and the interest rates earned on investment grade debt securities narrows, the Fund may invest in investment grade debt securities and money market instruments. The investment grade debt securities in which the Fund invests typically will have a duration of two to six years.

Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The following risks could affect the value of your investment:

·  Market Risk: The risk that certain high yield securities selected for the

   Fund's portfolio may decline in value more than the overall stock market;

·  Non-Diversification Risk: Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund's shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund's shares;

·  Interest Rate Risk: The risk associated with a trend of increasing interest rates which results in drop in value of the bonds and other debt securities;

·  Credit Risk: The risk of investing in bonds and debt securities whose issuers may not able to make interest and principal payments. In turn, issuers'

   inability to make payments may lower the credit quality of the security and lead to greater volatility in the price of the security;

·  High Yield Risk: The risk of loss on investments in high yield securities or

   "junk bonds." These securities are rated below investment grade, are usually less liquid have greater credit risk than investment grade debt securities,

   and their market values tend to be volatile. They are more likely to default than investment grade securities when adverse economic and business conditions are present.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Investor Class shares (the Class with the longest period of annual returns). The table shows how the Fund's average annual returns over time compare with those of a broad measure of market performance. The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at

www.intrepidcapitalfunds.com.

Intrepid Income Fund - Investor Class Calendar Year Total Returns as of 12/31

During the four year period shown on the bar chart, the Fund's best and worst quarters are shown below:

Best Quarter  June 30, 2009       9.48%

Worst Quarter December 31, 2008 -11.89%

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Intrepid Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Investor Class	Investor Class Return Before Taxes	4.50%	4.76%	Jun. 02, 2007
Investor Class After Taxes on Distributions	Investor Class Return After Taxes on Distributions	2.64%	2.83%	Jun. 02, 2007
Investor Class After Taxes on Distributions and Sales	Investor Class Return After Taxes on Distributions and Sale of Fund Shares	3.11%	2.93%	Jun. 02, 2007
Institutional Class	Institutional Class Return Before Taxes	4.82%			5.58%	Aug. 16, 2010
Bank of America Merrill Lynch U.S. High Yield Master II Index	Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	4.38%	7.48%	Jun. 02, 2007	7.84%	Aug. 16, 2010

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown.  In certain cases, the figure representing "Return After Taxes on

Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or

Individual Retirement Accounts ("IRAs").